Note 33 (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the off-balance sheet exposures is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2024	2023	2022
Loan commitments given	7.2.2	188,515	152,868	136,920
Of which: impaired		160	165	177
Central banks		254	—	—
General governments		3,247	3,115	3,031
Credit institutions		13,441	15,595	15,407
Other financial corporations		8,656	7,063	5,895
Non-financial corporations		82,891	71,303	68,120
Households		80,026	55,791	44,467
Financial guarantees given	7.2.2	22,503	18,839	16,511
Of which: impaired (1)		192	229	281
Central banks		—	—	—
General governments		183	74	96
Credit institutions		636	978	475
Other financial corporations		2,843	2,177	1,263
Non-financial corporations		18,724	15,460	14,541
Households		116	150	135
Other commitments given	7.2.2	51,215	42,577	39,137
Of which: impaired (1)		439	636	689
Central banks		—	—	—
General governments		354	327	215
Credit institutions		6,447	3,607	4,134
Other financial corporations		3,256	1,837	1,758
Non-financial corporations		41,005	36,681	32,858
Households		153	125	171
Total	7.2.2	262,233	214,283	192,568
(1) Non-performing financial guarantees given amounted to €631, €865, and €970 million, respectively, as of December 31, 2024, 2023 and 2022.